REVENUE AND SEGMENT INFORMATION - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£) segment	Jun. 30, 2022 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 5,738	£ 5,188
Group operating profit	1,141	900
Reconciling items between Group operating profit and Group Adjusted operating profit	130	291
Adjusted operating profit	1,271	1,191
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill	23	40
Restructuring costs	30	20
Transaction related costs	7	0
Separation and admission costs	60	229
Gains (losses) on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation	10	2
North America
Disclosure of operating segments [line items]
Revenue	2,046	1,873
Adjusted operating profit	471	454
EMEA and LatAm
Disclosure of operating segments [line items]
Revenue	2,323	2,069
Adjusted operating profit	542	467
APAC
Disclosure of operating segments [line items]
Revenue	1,369	1,246
Adjusted operating profit	318	300
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit	£ (60)	£ (30)